Loans Receivable and Allowance for Loan Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 2,624	$ 2,855
Impaired Financing Receivable, with Related Allowance, Recorded Investment		6,373
Impaired Financing Receivable, Recorded Investment	2,624	9,228
Unpaid Principal Balance, With no related allowance recorded	3,455	4,826
Unpaid Principal Balance, With an allowance recorded		6,446
Unpaid Principal Balance, Total	3,455	11,272
Associated Allowance		1,613
Average Recorded Investment, Total	2,696	9,015	$ 7,725
Interest Income Recognized, Total	91	532	508
Commercial, financial and agricultural loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		43
Impaired Financing Receivable, Recorded Investment		43
Unpaid Principal Balance, With no related allowance recorded		43
Unpaid Principal Balance, Total		43
Average Recorded Investment, Total		9	0
Interest Income Recognized, Total	0	2	0
Residential Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	23	168
Impaired Financing Receivable, Recorded Investment	23	168
Unpaid Principal Balance, With no related allowance recorded	28	173
Unpaid Principal Balance, Total	28	173
Associated Allowance	0	0
Average Recorded Investment, Total	25	159	233
Interest Income Recognized, Total	0	4	5
Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,601	2,644
Impaired Financing Receivable, with Related Allowance, Recorded Investment		6,373
Impaired Financing Receivable, Recorded Investment	2,601	9,017
Unpaid Principal Balance, With no related allowance recorded	3,427	4,610
Unpaid Principal Balance, With an allowance recorded		6,446
Unpaid Principal Balance, Total	3,427	11,056
Associated Allowance		1,613
Average Recorded Investment, Total	2,671	8,847	7,492
Interest Income Recognized, Total	$ 91	$ 526	$ 503